Third Quarter Report
October 31, 2023 (Unaudited)
Columbia Income Builder Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 25.0%
	Shares	Value ($)
Convertible 2.6%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,407,337	26,148,324
Dividend Income 12.0%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,745,481	50,531,680
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	993,540	32,637,798
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,254,557	39,251,831
Total		122,421,309
Global Real Estate 3.4%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	3,236,600	34,955,281
U.S. Small Cap 7.0%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,623,404	70,877,795
Total Equity Funds (Cost $233,585,851)		254,402,709

Exchange-Traded Fixed Income Funds 7.1%

Multisector 7.1%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	26,992,507
Columbia Short Duration Bond ETF(a)	2,586,343	45,889,484
Total		72,881,991
Total Exchange-Traded Fixed Income Funds (Cost $83,363,913)		72,881,991

Fixed Income Funds 67.9%

Emerging Markets 8.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	10,054,322	86,366,629
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 2.2%
Columbia Floating Rate Fund, Institutional 3 Class(a)	682,945	22,721,594
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,087,261	81,843,079
Investment Grade 49.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	18,006,609	151,075,449
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,324,306	12,448,476
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	12,204,421	89,824,535
Columbia Quality Income Fund, Institutional 3 Class(a)	14,978,691	241,905,865
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	694,690	6,606,504
Total		501,860,829
Total Fixed Income Funds (Cost $856,891,189)		692,792,131

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 5.274%(a),(b)	701,136	701,136
Total Money Market Funds (Cost $700,686)		701,136
Total Investments in Securities (Cost: $1,174,541,639)		1,020,777,967
Other Assets & Liabilities, Net		(1,184,485)
Net Assets		1,019,593,482
2	Columbia Income Builder Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	17,857,149	10,607,609	—	(2,316,434)	26,148,324	—	—	607,609	1,407,337
Columbia Corporate Income Fund, Institutional 3 Class
	211,535,424	9,376,269	(64,249,304)	(5,586,940)	151,075,449	—	(8,749,304)	6,062,166	18,006,609
Columbia Diversified Fixed Income Allocation ETF
	29,378,044	—	—	(2,385,537)	26,992,507	—	—	804,089	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	95,563,884	13,179,888	(42,859,762)	(15,352,330)	50,531,680	—	13,203,681	1,179,888	1,745,481
Columbia Dividend Opportunity Fund, Institutional 3 Class
	94,744,453	1,573,956	(57,367,969)	(6,312,642)	32,637,798	—	(1,304,528)	1,573,956	993,540
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	111,847,768	4,068,760	(27,373,090)	(2,176,809)	86,366,629	—	(5,373,089)	4,068,760	10,054,322
Columbia Floating Rate Fund, Institutional 3 Class
	57,251,377	34,097,382	(70,861,912)	2,234,747	22,721,594	—	(2,798,472)	2,097,382	682,945
Columbia Government Money Market Fund, Institutional 3 Class, 5.274%
	676,436	24,700	—	—	701,136	—	—	24,700	701,136
Columbia High Yield Bond Fund, Institutional 3 Class
	84,321,621	56,763,692	(58,428,617)	(813,617)	81,843,079	—	(2,365,175)	3,263,692	8,087,261
Columbia International Dividend Income Fund, Institutional 3 Class
	28,784,749	12,915,022	—	(2,447,940)	39,251,831	—	—	915,023	2,254,557
Columbia Limited Duration Credit Fund, Institutional 3 Class
	12,359,123	299,127	—	(209,774)	12,448,476	—	—	299,129	1,324,306
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	119,192,318	4,903,148	(27,023,116)	(7,247,815)	89,824,535	—	(5,023,117)	4,903,148	12,204,421
Columbia Quality Income Fund, Institutional 3 Class
	281,868,405	10,975,442	(18,482,793)	(32,455,189)	241,905,865	—	(482,793)	7,661,339	14,978,691
Columbia Real Estate Equity Fund, Institutional 3 Class
	49,624,325	11,058,995	(20,325,864)	(5,402,175)	34,955,281	91,660	(2,325,863)	967,335	3,236,600
Columbia Short Duration Bond ETF
	47,213,950	—	—	(1,324,466)	45,889,484	—	—	1,347,330	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	59,772,810	19,199,465	—	(8,094,480)	70,877,795	1,081,823	—	117,642	1,623,404
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,967,326	135,421	—	(496,243)	6,606,504	—	—	135,421	694,690
Total	1,308,959,162			(90,387,644)	1,020,777,967	1,173,483	(15,218,660)	36,028,609

(b)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Builder Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT163_01_N01_(12/23)